GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 122,737	$ 145,600	$ 135,922
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	41,773	58,414	94,644
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	29,888	44,227	23,519
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	21,791	19,391	8,131
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 29,285	$ 23,568	$ 9,628